Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenue
Passenger	R$ 14,153,076	R$ 6,880,135	R$ 5,783,323
Mileage program, cargo and other	1,045,649	553,249	588,494
Total net revenue	15,198,725	7,433,384	6,371,817
Salaries, wages and benefits	(2,278,823)	(2,034,069)	(1,765,628)
Aircraft fuel	(6,288,371)	(2,631,900)	(2,025,701)
Landing fees	(777,349)	(456,006)	(411,065)
Aircraft, traffic and mileage servicing	(922,366)	(915,373)	(723,244)
Passenger service expenses	(882,842)	(549,517)	(389,998)
Sales and marketing	(817,404)	(406,553)	(324,185)
Maintenance, materials and repairs	(461,612)	(2,200,678)	(335,868)
Depreciation and amortization	(1,720,134)	(1,335,813)	(1,870,552)
Other income (expenses), net	(492,710)	(738,070)	523,019
Total operating costs and expenses	(14,641,611)	(11,267,979)	(7,323,222)
Equity pick up method			(439)
Income (Loss) before financial income (expenses), exchange rate variation, net and income tax and social contribution	557,114	(3,834,595)	(951,844)
Financial income	116,517	48,794	187,990
Financial expenses	(3,516,884)	(2,201,045)	(1,951,111)
Derivative financial instruments	(2,626)	198,752	(73,781)
Total financial income (expenses)	(3,402,993)	(1,953,499)	(1,836,902)
Loss before exchange rate variation, net and income tax and social contribution	(2,845,879)	(5,788,094)	(2,788,746)
Monetary and foreign exchange rate variation, net	1,328,204	(1,588,133)	(3,028,547)
Loss before income tax and social contribution	(1,517,675)	(7,376,227)	(5,817,293)
Current	(9,302)	(48,862)	(95,537)
Deferred	(34,496)	241,285	17,579
Total income (loss) taxes	(43,798)	192,423	(77,958)
Loss for the year	(1,561,473)	(7,183,804)	(5,895,251)
Net income (loss) attributable to:
Equity holders of the parent company	(1,561,473)	(7,221,538)	(5,988,128)
Non-controlling interest shareholders		R$ 37,734	R$ 92,877
Basic and diluted loss
Per common share	R$ (0.109)	R$ (0.545)	R$ (0.481)
Per preferred share	R$ (3.822)	R$ (19.157)	R$ (16.831)